Subsequent Events (Details) - USD ($) $ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 16, 2025	Aug. 06, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Aug. 19, 2025	Jul. 02, 2025	Jul. 01, 2025
Subsequent Events [Line Items]
Issued shares				$ 1,508
Maximum amount of ATM capacity				$ 14,686
Forecast [Member]
Subsequent Events [Line Items]
Maximum amount of ATM capacity	$ 14,686
Sale of maximum stock value	$ 4,701
RSUs [Member]
Subsequent Events [Line Items]
RSUs granted (in Shares)					3,004,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Increasing the maximum ATM facility capacity								$ 7,118
Order amount						$ 27,000	$ 22,500
RSUs and options vesting period		3 years
Subsequent Event [Member] | Private Warrants [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)			855,714
Issued shares			$ 941
Securities total			$ 23
Subsequent Event [Member] | Service Provider [Member]
Subsequent Events [Line Items]
Number of shares authorized to issue for services (in Shares)		100,000
Subsequent Event [Member] | RSUs [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
RSUs granted (in Shares)		1,200,000
Subsequent Event [Member] | RSUs [Member] | Officer [Member]
Subsequent Events [Line Items]
RSUs granted (in Shares)		300,000